Long-Term Debt	9 Months Ended
Sep. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt
5.	Long-Term Debt –

Long-term debt consists of the following:

	September 30, 2016	December 31, 2015

Small Business Administration Note	$1,224,480	$-
Subordinated convertible senior notes payable to members (net of debt discount of $35,685)	835,871	-
Notes payable, due December 2016 with interest at 12.00% payable at maturity. In January 2016 these notes were rolled into the subordinated convertible senior notes payable to members.	-	21,556
Subordinated notes payable to members with interest at 12.00% per year with maturity on December 31, 2020, secured by a subordinate security interest on substantially all assets of the Company.	989,461	-
Note payable, due April 2014, with interest at 8.00%, payable at maturity. In January 2016 the note was rolled into the subordinated notes payable to members.	-	47,043
Note payable, due October 2014, with interest at 8.00%, payable at maturity. In 2016 the note was extended to October 2020.	17,000	17,000
Total long-term debt	3,066,812	85,599
Unamortized deferred financing costs	(52,607)	-
Less current portion	(1,171,873)	-
Long-term debt, net	$1,842,332	$85,599

Small Business Administration (SBA) Note

On December 31, 2014 Titan CNG, LLC and El Toro entered into a co-borrower arrangement for a $1,300,000 SBA note. The note proceeds were received by El Toro. The note is a ten year term note with interest fixed at 5.50% for the first five years, then adjusted to the SBA LIBOR base rate, plus 2.35% for the remaining five years. The note requires interest only payments for the first twelve months and then monthly principal and interest payments of $15,288 through maturity. The note is secured by substantially all of the Company’s business assets and is personally guaranteed by certain members. The Company issued to members 35,491 units in Titan CNG, LLC as compensation for the guarantee. The Company was in violation of certain bank covenants as of September 30, 2016.

Subordinated Convertible Senior Notes Payable to Members

On February 29, 2016, the Company issued five senior bridge notes with a maturity date of June 28, 2016 for approximately $672,000, as well as 16,791 Class A Membership Units. In July, the Company issued an additional Senior Bridge Note (collectively the “Senior Bridge Notes”) for $200,000 that matured in October 2016. In connection with the note issuance the Company issued 5,000 Class A Membership Units to the note holder. The Senior Bridge Notes bear interest at 12% per year with a default interest rate of 15% per year. In the event of a default under the Senior Bridge Notes, the Company is required to pay the holder a stated number of Class A Membership Units on the date of default and each 90 day interval thereafter until all amounts due have been paid in full. Effective July 2016, the maturity date of the Senior Bridge Notes was extended to September 30, 2016 and allowed for an interest rate increase from 12% to 16% effective March 14, 2016. The default interest rate was increased from 15% to 18%. As part of the first amendment, the note holders received 3,359 Class A Membership Units in Titan. In September 2016, the Senior Bridge Notes were amended to extend the due date to January 31, 2017 and the Company paid a fee for the extension of 1% of the outstanding principal balance to the note holders. In addition, at the Company's sole discretion, assuming the notes are not in default, the Company has the ability to extend the notes to October 31, 2017. A fee of 1% of the outstanding principal balance wiII be paid at January 31, 2017, April 30, 2017 and again on July 31, 2017 should the Company choose to extend the notes at each of these dates. The notes are secured by a subordinate security interest on substantially all of the Company's assets and are personally guaranteed by two members.

On September 26, 2016, the Company issued an additional Senior Bridge Note for $150,000. The note bears interest at 16% per year with a default interest rate of 18% per year, and it matures in January 2017. The note includes the same extension provisions as the above mentioned Senior Bridge Notes through October 31, 2017, including the required 1% fee of the outstanding principal balance at the time of extension. The Company issued 3,750 Class A Membership Units to this noteholder in connection with this Senior Bridge Note. The Company did not receive the proceeds from the note until October 2016. In the event of default the holder will receive a stated number of Class A Membership Units.

Annual maturities of long-term debt, assuming a 5.50% interest rate on the SBA note, are as follows:

Period	Related Party	Non-Related Party	Total

Three Months Ending December 31, 2016	$-	$1,224,480	$1,224,480
2017	871,556	-	871,556
2018	-	-	-
2019	-	-	-
2020	1,006,461	-	1,006,461
	$1,878,017	$1,224,480	$3,102,497